Significant restructuring transaction, mergers and acquisitions and investments- Acquisitions and integration of Ele.me and Koubei (Details) ¥ in Millions, $ in Millions	1 Months Ended									5 Months Ended		12 Months Ended
	May 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Nov. 30, 2018	Jan. 31, 2017	Mar. 31, 2016 CNY (¥)	Dec. 31, 2015
The allocation of the purchase price at the date of acquisition
Goodwill													¥ 162,149	¥ 125,420	$ 39,477	¥ 264,935
Total purchase price is comprised of:
- cash consideration												¥ 48,206	¥ 17,300	41,836
Increase in noncontrolling interests														100
User base and customer relationships | Maximum
Total purchase price is comprised of:
Estimated amortization periods												16 years
Trade names, trademarks and domain names | Maximum
Total purchase price is comprised of:
Estimated amortization periods												20 years
Non-compete agreements | Maximum
Total purchase price is comprised of:
Estimated amortization periods												6 years
Developed technology and patents | Maximum
Total purchase price is comprised of:
Estimated amortization periods												5 years
Ele.me
The allocation of the purchase price at the date of acquisition
Net liabilities assumed					¥ (6,327)
Goodwill					34,572
Deferred tax liabilities					(481)
Noncontrolling interests					(5,015)
Total					47,818
Total purchase price is comprised of:
- cash consideration					30,133
- contingent cash consideration					4,790
- fair value of previously held equity interests					12,895
Total					47,818
Payables to merchants and other logistics providers					¥ 4,259
Weighted average amortization period				5 years 9 months 18 days	5 years 9 months 18 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition												¥ 1,657
Equity interest held immediately prior to integration (as a percentage)																	90.00%
Increase in noncontrolling interests			¥ 6,715
Increase in additional paid-in capital			7,515
Ele.me | Maximum
Total purchase price is comprised of:
Estimated amortization periods				10 years	10 years
Ele.me | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets					¥ 13,702
Ele.me | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets					5,764
Ele.me | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets					4,188
Ele.me | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets					1,415
Koubei
The allocation of the purchase price at the date of acquisition
Net assets acquired			3,534
Goodwill			36,544
Deferred tax liabilities			(2,372)
Noncontrolling interests			(17,682)
Total			39,834
Total purchase price is comprised of:
- cash consideration			3,196
- non-cash consideration			14,648
- fair value of previously held equity interests			21,990
Total			39,834
Cash, cash equivalents and short-term investments			¥ 4,475
Weighted average amortization period		6 years 3 months 18 days	6 years 3 months 18 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition												¥ 21,990
Equity interest held immediately prior to integration (as a percentage)																	38.00%
Koubei | Maximum
Total purchase price is comprised of:
Estimated amortization periods		13 years	13 years
Koubei | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			¥ 18,330
Koubei | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			1,158
Koubei | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets			322
Ele.me and Koubei
Total purchase price is comprised of:
- cash consideration		$ 465	¥ 3,196
Local Services Holdco
Total purchase price is comprised of:
Equity interest held (as a percentage)			72.00%
Cash consideration for additional equity interest acquired		$ 1,905	¥ 13,082
Increase in noncontrolling interests			¥ 3,216
Local Services Holdco | Subsequent event
Total purchase price is comprised of:
Cash consideration for additional equity interest acquired | $	$ 450
Ele.me | Maximum
Total purchase price is comprised of:
- contingent cash consideration					4,790
Ele.me | Preferred shares
Acquisition
Purchase consideration, cost method						$ 360	¥ 2,394	$ 540	¥ 3,512	$ 864	¥ 5,824
Equity interest (as a percent)						20.00%	20.00%						27.00%
Ele.me | Commitment to subscribe shares | Preferred shares
Acquisition
Amount committed								900											¥ 5,891
Koubei
Total purchase price is comprised of:
Equity interest (as a percent)																		38.00%
Purchase consideration														3,000
Gain recognized in relation to the contribution of businesses														¥ 128
Company and Ant Financial | Ele.me
Acquisition
Total investment consideration				$ 5,482	¥ 34,923
Company and Ant Financial | Ele.me | Preferred shares
Acquisition
Purchase consideration, cost method										$ 1,200	¥ 8,090
Company and Ant Financial | Ele.me | Commitment to subscribe shares | Preferred shares
Acquisition
Amount committed | $								$ 1,250
Company and Ant Financial | Koubei
Total purchase price is comprised of:
Equity interest (as a percent)																				49.60%